Insurance-Related Accounts (Net Amount at Risk, Liability for the Minimum Guaranteed Benefit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	¥ 1,561,028	¥ 1,092,559
Net amount at risk	4,635,899	4,334,224
Liability for minimum guarantee benefit	143,905	63,423
Variable annuities
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	464,093
Net amount at risk	71,685
Liability for minimum guarantee benefit	¥ 64,045
Average attained age	60 years
Variable life insurance contracts
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder's account value	¥ 1,096,935	1,092,559
Net amount at risk	4,564,214	4,334,224
Liability for minimum guarantee benefit	¥ 79,860	¥ 63,423
Average attained age	45 years	44 years